OBLIGATIONS UNDER FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2012
OBLIGATIONS UNDER FINANCE LEASES [Abstract]
Analysis of Leased Property under Finance Lease

December 31, 2012
Electronic equipment	19,696
Less: Accumulated depreciation	(7,112)

Total	12,584

Schedule of Future Minimum Lease Payments under Finance Leases

December 31, 2012

2013	7,233
2014	1,407
Total minimum lease payments	8,640

Less: Amount representing interest	(360)

Present value of net minimum lease payments	8,280

Analysis as:
Current	6,660
Non Current	1,620

8,280